Pension and severance plans (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Amounts Recognized in Balance Sheet

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2013	2014
Accrued pension and severance costs	¥6,272	¥6,045
Other non-current assets	(20)	(74)

Net amounts recognized	¥6,252	¥5,971

Schedule of Allocation of Plan Assets

The fair values of NIDEC’s pension plan assets at March 31, 2013 and 2014, by asset category, are as follows:

	Yen in millions
	Fair Value at March 31, 2013	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥302	¥302	¥—	¥—
Foreign companies	302	302	—	—
Debt securities:
Pooled funds *1	593	—	593	—
Other assets:
Cash and cash equivalents	1,103	1,103	—	—
Life insurance company general accounts	3,040	—	3,040	—
Pooled funds *2	7,431	—	7,431	—
Others	2,070	—	—	2,070

Total	¥14,841	¥1,707	¥11,064	¥2,070

*1	These funds invest in approximately 86% Japanese bonds, 14% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 12% Japanese companies and 60% foreign companies, and debt security consisting of approximately 9% Japanese bonds and 16% foreign bonds.

	Yen in millions
	Fair Value at March 31, 2014	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥281	¥281	¥—	¥—
Foreign companies	233	233	—	—
Debt securities:
Pooled funds *1	757	—	757	—
Other assets:
Cash and cash equivalents	1,793	1,793	—	—
Life insurance company general accounts	4,833	—	4,833	—
Pooled funds *2	11,183	—	11,183	—
Others	2,464	—	2,464	—

Total	¥21,544	¥2,307	¥19,237	¥—

*1	These funds invest in approximately 68% Japanese bonds, 32% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 7% Japanese companies and 31% foreign companies, and debt security consisting of approximately 6% Japanese bonds and 37% foreign bonds.

Changes in Fair Value of Plan Assets Categorized as Level Three

The table below sets forth a summary of changes in the fair value of plan assets categorized as Level 3 for the years ended March 31, 2013 and 2014.

Others	Yen in millions
	March 31	March 31
	2013	2014
Balance at beginning of year	¥—	¥2,070
Acquisition *1	1,159	—
Purchases	582	—
Actual return on plan assets and other	329	394
Transfers out of level 3 *2	—	(2,464)

Balance at end of year	¥2,070	¥—

*1	As a result of the Acquisition of Minster, NIDEC acquired the plan assets categorized as Level 3.
*2	All the level 3 assets were transferred into level 2 because we got the ability to redeem the level 3 assets at net asset value at the measurement date.

Schedule of Expected Benefit Payments

The future benefit payments for defined benefit plans are expected as follows:

	Yen in millions
	Japanese plans	Foreign plans
2015	¥811	¥1,030
2016	932	1,043
2017	886	942
2018	892	1,122
2019	1,153	1,121
Years 2020-2024	¥5,667	¥5,709

Japanese plans
Schedule of Net Funded Status

Information regarding NIDEC’s employees’ defined benefit plans is as follows:

Japanese plans:

	Yen in millions
	March 31
	2013	2014
Change in benefit obligation:
Benefit obligation at beginning of year	¥14,255	¥14,079
Service cost	910	927
Interest cost	197	180
Actuarial loss	163	196
Acquisition and other	26	4,014
Plan amendment	—	(143)
Benefits paid	(1,472)	(1,851)

	14,079	17,402

Change in plan assets:
Fair value of plan assets at beginning of year	7,096	7,827
Actual return on plan assets	823	576
Employer contribution	622	1,135
Acquisition and other	—	2,856
Benefits paid	(714)	(963)

Fair value of plan assets at end of year	7,827	11,431

Funded status	¥(6,252)	¥(5,971)

Schedule of Net Periodic Benefit Cost Not yet Recognized

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2013	2014
Actuarial loss	¥(1,741)	¥(1,562)
Prior service credit	1,407	1,393

Pension liability adjustments, pre-tax	¥(334)	¥(169)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2013	2014
Projected benefit obligations	¥13,924	¥12,805
Accumulated benefit obligations	13,718	12,539
Fair value of plan assets	¥7,653	¥6,725

Schedule of Net Benefit Costs

	Yen in millions
	For the year ended March 31
	2012	2013	2014
Components of net periodic (benefit) cost:
Service cost	¥983	¥910	¥927
Interest cost	213	197	180
Expected return on plan assets	(134)	(139)	(164)
Amortization of net actuarial loss	120	123	92
Amortization of prior service credit	(171)	(146)	(157)
Losses from curtailments and settlements	296	—	—

Net periodic pension cost	¥1,307	¥945	¥878

Japanese plans | Benefit Obligations
Schedule of Assumptions Used	Weighted-average assumptions used to determine benefit obligations as of March 31, 2013 and 2014 are as follows:

	March 31
	2013	2014
Discount rate	1.3%	1.2%
Rate of compensation increase	2.2%	4.2%

Japanese plans | Net Periodic Benefit Cost
Schedule of Assumptions Used

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2012, 2013 and 2014 are as follows:

	For the year ended March 31
	2012	2013	2014
Discount rate	1.6%	1.6%	1.3%
Expected return on plan assets	2.3%	2.3%	2.6%
Rate of compensation increase	2.2%	2.3%	2.2%

Foreign plans
Schedule of Net Funded Status

	Yen in millions
	March 31
	2013	2014
Change in benefit obligation:
Benefit obligation at beginning of year	¥6,119	¥19,966
Service cost	549	553
Interest cost	625	741
Actuarial loss (gain)	992	(548)
Acquisition and other	10,171	131
Foreign currency exchange rate changes	2,297	2,155
Benefits paid	(787)	(1,032)

	19,966	21,966

Change in plan assets:
Fair value of plan assets at beginning of year	563	7,014
Actual return on plan assets	505	957
Employer contribution	588	2,103
Acquisition and other	4,994	—
Foreign currency exchange rate changes	886	714
Benefits paid	(522)	(675)

Fair value of plan assets at end of year	7,014	10,113

Funded status	¥(12,952)	¥(11,853)

Schedule of Amounts Recognized in Balance Sheet	Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2013	2014
Accrued pension and severance costs	¥12,952	¥11,853

Net amounts recognized	¥12,952	¥11,853

Schedule of Net Periodic Benefit Cost Not yet Recognized

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2013	2014
Actuarial loss	¥(952)	¥142

Pension liability adjustments, pre-tax	¥(952)	¥142

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2013	2014
Projected benefit obligations	¥19,966	¥21,498
Accumulated benefit obligations	19,708	21,300
Fair value of plan assets	¥7,014	¥9,464

Schedule of Net Benefit Costs

	Yen in millions
	For the year ended March 31
	2012	2013	2014
Components of net periodic (benefit) cost:
Service cost	¥441	¥549	¥553
Interest cost	230	625	741
Expected return on plan assets	(48)	(445)	(443)
Amortization of net actuarial loss (gain)	(2)	6	27

Net periodic pension cost	¥621	¥735	¥878

Foreign plans | Benefit Obligations
Schedule of Assumptions Used	Weighted-average assumptions used to determine benefit obligations as of March 31, 2013 and 2014 are as follows:

	March 31
	2013	2014
Discount rate	4.4%	4.4%
Rate of compensation increase	3.0%	3.0%

Foreign plans | Net Periodic Benefit Cost
Schedule of Assumptions Used

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2012, 2013 and 2014 are as follows:

	For the year ended March 31
	2012	2013	2014
Discount rate	5.7%	4.7%	4.4%
Expected return on plan assets	4.4%	7.5%	7.5%
Rate of compensation increase	2.9%	3.0%	3.0%